Other Gains and Losses, Net (Tables)	12 Months Ended
Dec. 31, 2012
OTHER GAINS AND LOSSES, NET
Schedule of other gains and losses, net
The components of other gains and losses, net, are:

$ in millions	2012	2011	2010
Other gains:
Gain on sale of investments	5.3	9.4	9.9
Unrealized gain on trading investments, net	19.7	—	14.2
Gain on sale of CLO management contracts	8.3	—	—
Net foreign exchange gains	0.3	—	—
Settlement of litigation (1)	—	45.0	—
Other realized gains	4.1	—	—
Total other gains	37.7	54.4	24.1
Other losses:
Loss on debt extinguishment	(23.5)	—	—
Other-than-temporary impairment of available-for-sale investments	(0.8)	(1.0)	(7.0)
Unrealized loss on trading investments, net	—	(2.6)	—
Net foreign exchange losses	—	(0.6)	(0.2)
Other realized losses	(5.1)	(1.2)	(1.3)
Total other losses	(29.4)	(5.4)	(8.5)
Other gains and losses, net	8.3	49.0	15.6

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(1)
Included within other gains and losses in the year ended December 31, 2011 is a credit of $45.0 million related to the settlement of litigation arising from the 2007 departure of certain investment professionals to a competitor.